COMMON STOCK	12 Months Ended
Mar. 31, 2011
COMMON STOCK

Note 24          COMMON STOCK

Common stock belongs to the legally purchasing company according to the principles of a Reverse Acquisition and therefore, the common stock as that of GBS Enterprises Incorporated. The Company has authorized capital of 75,000,000 common shares and 25,000,000 preferred shares each with a par value of $001. No preferred shares have been issued. As at March 31, 2011, there were 22,544,000 shares of common stock issued. At the time of the Reverse Acquisition, there were 16,500,000 shares of common stock outstanding and, as the Reverse Acquisition was accounted for as a recapitalization applied retroactively, this balance is recorded as the balance outstanding since inception.

During the reporting period from the date of the Reverse Acquisition to March 31, 2011, the Company completed a private placement offering whereby it raised $7,555,000 gross proceeds through the sale of 6,044,000 units at $1.25 per unit. Each unit represented one share of common stock and one warrant. The warrant allows the holder to purchase one share of common stock of the Company from the date of the grant until the third anniversary of the date of the grant for a purchase price of $1.50 per share.

Warrants and Options

The Company has issued warrants to outside consultants in payments for services provided as detailed in the following schedule. The warrants are issued as “cashless” warrants and all have a three-year term with the exception of the Ventana Capital Partners’ warrant which has a 30 month term. Each warrant is exercisable into one share of common stock. The warrants have been valued using a Black-Scholes option pricing model with appropriate volatility, equity value and interest rate inputs. The valuation of the warrants is for disclosure purposes only as the charge is related to the cost of issuing the shares and there is no impact to the financial statements. There are no stock options issued by the Company to employees or other parties.

Valuation of Common Stock Purchase Warrants

Summary of Warrants Issued

				Stock Value at	Warrant
Outside Consultants	Grant Size	Strike Price	Val. Date	Warrant Date	Value

Ventana Capital Partners	2,000,000	$4.00	10/1/2010	$0.03	$0.00

Frank J. Pena	117,880	$1.50	3/14/2011	$0.91	$0.34

GarWood Securities, LLC	117,880	$1.50	3/14/2011	$0.91	$0.34

Jackson E. Spears	421,520	$1.50	3/14/2011	$0.91	$0.34

William Gregozeski	50,000	$1.50	3/14/2011	$0.91	$0.34

Frank J. Pena	3,000	$1.50	3/24/2011	$0.91	$0.34

GarWood Securities, LLC	2,400	$1.50	3/24/2011	$0.91	$0.34

Jackson E. Spears	9,600	$1.50	3/24/2011	$0.91	$0.34

	Common	Valuation	Fair Value per	Warrants'
Common Stock Warrants Issued to Outside Consultants	Shares	Date	Warrant Share	Fair Value

Common Stock Warrants Issued on October 1, 2010	2,000,000	10/1/2010	$0.00	$0

Common Stock Warrants Issued on March 14, 2011	707,280	3/14/2011	$0.34	$240,475

Common Stock Warrants Granted on March 24, 2011	15,000	3/24/2011	$0.34	$5,100

		Total Warrants' Fair Value		$245,575